Guarantee	6 Months Ended
Sep. 30, 2020
Insurance [Abstract]
GUARANTEE

NOTE 16 – GUARANTEE

On April 23, 2019, the Company entered into a financial guarantee agreement with Jiangsu Changjiang Commercial Bank to be the guarantor of Taizhou Jiutian Pharmaceutical Co. Ltd.'s bank borrowing of $441,852 (equivalent of RMB 3,000,000) for one-year period. On May 8, 2019 the Company entered a financial guarantee agreement with Bank of Nanjing to be the guarantor of Taizhou Jiutian Pharmaceutical Co. Ltd.'s borrowing of $515,494 (equivalent of RMB 3,500,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

On April 23, 2020, the Company signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $427,124 (equivalent of RMB 2,900,000) for one-year period. On May 18, 2020 the Company signed a financial guarantee agreement with Bank of Nanjing for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $500,766 (equivalent of RMB 3,400,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment.